Annual Total Returns - Fidelity High Yield Factor ETF [BarChart] - 10.31 Fidelity High Yield Factor ETF PRO-07 - Fidelity High Yield Factor ETF	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 12, 2018
Fidelity High Yield Factor ETF
Bar Chart Table:
Annual Return 2019	17.54%
Annual Return 2020	10.64%